Accumulated Other Comprehensive (Loss) Income (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Analysis Of Other Comprehensive Income By Item [Abstract]
Derivative financial instruments designated as cash flow hedges	$ 77	$ 69
Foreign currency translation adjustment	(78)	(61)
Accumulated other comprehensive income (loss)	$ (1)	$ 8